Segment, Product and Geographic Information - Revenues from significant customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment, Product and Geographic Information
Revenue	$ 945,428	$ 1,201,339	$ 1,547,097
Driver IC Segment
Segment, Product and Geographic Information
Revenue	337,300	460,025	734,508
Driver IC Segment | Customer A and Its affiliates
Segment, Product and Geographic Information
Revenue	234,581	347,794	443,930
Driver IC Segment | Customer C
Segment, Product and Geographic Information
Revenue	102,719	112,231	290,578
Non-driver Products Segment
Segment, Product and Geographic Information
Revenue	37,890	41,565	57,792
Non-driver Products Segment | Customer A and Its affiliates
Segment, Product and Geographic Information
Revenue	36,770	40,400	53,153
Non-driver Products Segment | Customer C
Segment, Product and Geographic Information
Revenue	$ 1,120	$ 1,165	$ 4,639